Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000166439 | Top10HoldingMKSBNY-55306N104
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000166439 | Top10HoldingAxis Capital HoldingsBNY-2677606
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166439 | Top10HoldingAcuityBNY-00508Y102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166439 | Top10HoldingTextronBNY-883203101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166439 | Top10HoldingToll BrothersBNY-889478103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166439 | Top10HoldingTeledyne TechnologiesBNY-879360105
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166439 | Top10HoldingnVent ElectricBNY-BDVJJQ5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166439 | Top10HoldingPermian ResourcesBNY-71424F105
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000166439 | Top10HoldingRambusBNY-750917106
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000166439 | Top10HoldingTenet HealthcareBNY-88033G407
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000166439 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000166439 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000166439 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000166439 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000166439 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000166439 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000166439 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000166439 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000166439 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000166439 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000166440 | Top10HoldingMKSBNY-55306N104
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000166440 | Top10HoldingAxis Capital HoldingsBNY-2677606
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166440 | Top10HoldingAcuityBNY-00508Y102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166440 | Top10HoldingTextronBNY-883203101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166440 | Top10HoldingToll BrothersBNY-889478103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166440 | Top10HoldingTeledyne TechnologiesBNY-879360105
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166440 | Top10HoldingnVent ElectricBNY-BDVJJQ5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166440 | Top10HoldingPermian ResourcesBNY-71424F105
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000166440 | Top10HoldingRambusBNY-750917106
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000166440 | Top10HoldingTenet HealthcareBNY-88033G407
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000166440 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000166440 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000166440 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000166440 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000166440 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000166440 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000166440 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000166440 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000166440 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000166440 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000166441 | Top10HoldingMKSBNY-55306N104
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000166441 | Top10HoldingAxis Capital HoldingsBNY-2677606
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166441 | Top10HoldingAcuityBNY-00508Y102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166441 | Top10HoldingTextronBNY-883203101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166441 | Top10HoldingToll BrothersBNY-889478103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166441 | Top10HoldingTeledyne TechnologiesBNY-879360105
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166441 | Top10HoldingnVent ElectricBNY-BDVJJQ5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166441 | Top10HoldingPermian ResourcesBNY-71424F105
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000166441 | Top10HoldingRambusBNY-750917106
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000166441 | Top10HoldingTenet HealthcareBNY-88033G407
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000166441 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000166441 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000166441 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000166441 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000166441 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000166441 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000166441 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000166441 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000166441 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000166441 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.40%